Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Total debts outstanding are as follows:

		December 31, 2014	December 31, 2013
1)	Note Payable to the WVDO	$99,365	$123,744
2)	Note Payable to the WVEDA	141,369	147,306
3)	Note Payable to the WVIJDC	139,128	145,078
4)	Note Payable to the WVEDA	617,767	639,085
5)	Note Payable to the WVIJDC	630,738	651,913
6)	Note Payable to the WVJITB	290,000	290,000
7)	Note Payable to the WVJITB	300,000	300,000
8)	Note Payable to the WVHTCF	69,888	95,178
9)	Note Payable to the WVEDA	166,258	170,932
10)	Capital leases	820,524	71,077
	Total	3,275,037	2,634,313
	Less: current portion	(1,457,800)	(1,054,053)
	Long-term portion	$1,817,237	$1,580,260

Schedule of Maturities of Long-term Debt [Table Text Block]
Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2014 (payments in arrears)	$297,244
2015	1,160,556
2016	562,860
2017	441,038
2018	292,163
2019& Thereafter	521,176
Total	$3,275,037